Digital Assets (Tables) - Avalanche Treasury Company, LLC	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
AVAX
Digital Assets
Summary of digital assets

	March 31, 2026
Asset	Tokens	Cost basis	Fair value
AVAX	13,785,835	$265,289,075	$122,758,140

	December 31, 2025
Asset	Tokens	Cost basis	Fair value
AVAX	13,579,449	$263,431,911	$167,093,560

Asset	Tokens	Cost basis	Fair value
AVAX	13,579,449	$263,431,911	$167,093,560

Schedule of roll forward of digital assets

Amount
AVAX at fair value as of December 31, 2025	$167,093,560
Contribution of AVAX via subscription receivable	270,027
AVAX received from staking rewards	2,093,347
AVAX used to pay staking fees	(28,779)
Realized loss on digital assets	(477,431)
Change in fair value of AVAX	(46,192,584)
AVAX at fair value as of March 31, 2026	$122,758,140

Amount
AVAX as of August 20, 2025 (inception)	$—
Contribution of AVAX	91,215,423
Purchase of AVAX	201,677,754
AVAX received from staking rewards	1,509,509
AVAX used to pay staking fees	(14,118)
AVAX exchanged for stAVAX	(28,813,672)
Realized loss on AVAX exchanged for stAVAX	(2,142,985)
Change in fair value of AVAX	(96,338,351)
AVAX at fair value as of December 31, 2025	$167,093,560

stAVAX
Digital Assets
Summary of digital assets

	March 31, 2026
Asset	Tokens	Cost basis	Carrying value
stAVAX	1,180,516	$15,246,914	$10,187,157

	December 31, 2025
Asset	Tokens	Cost basis	Carrying value
stAVAX	1,180,516	$28,813,672	$15,246,914

Asset	Tokens	Cost basis	Carrying value
stAVAX	1,180,516	$28,813,672	$15,246,914

Schedule of roll forward of digital assets

	Tokens	Amount
Balance at December 31, 2025	1,180,516	$15,246,914
Impairment loss on stAVAX tokens	—	(5,059,757)
Balance at March 31, 2026	1,180,516	$10,187,157

stAVAX
As of August 20, 2025 (inception)	$—
AVAX exchanged for stAVAX	28,813,672
Impairment loss	(13,566,758)
Balance at December 31, 2025	$15,246,914